INTANGIBLE ASSETS - Schedule of Estimated Future Amortization Expense (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
2026	$ 69
2027	121
2028	108
2029	87
2030	76
Thereafter	1,090
Total amortization expense	$ 1,551	$ 1,562